Related party transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related party transactions
35.
Related party transactions
a)
Parent and ultimate controlling party

The Company has neither a parent company nor an ultimate controlling party. The transactions between the Company and its subsidiaries were eliminated in the accompanying consolidated financial statements and were not disclosed herein. The transactions between the Group and other related parties are as follows.

b)
Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate

c)
Significant related party transactions

None.

d)
Key management personnel compensation

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	186,854	243,405	211,620
Post-employment compensation	4,258	2,156	2,197
	191,112	245,561	213,817